Rental Income Under Subleases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Income Statement, Lease Revenue	$ 19	$ 19	$ 17
Operating Leases, Future Minimum Payments Receivable, Current	19
Operating Leases, Future Minimum Payments Receivable, in Two Years	19
Operating Leases, Future Minimum Payments Receivable, in Three Years	19
Operating Leases, Future Minimum Payments Receivable, in Four Years	19
Operating Leases, Future Minimum Payments Receivable, in Five Years	19
Operating Leases, Future Minimum Payments Receivable, Thereafter	106
Operating Leases, Future Minimum Payments Receivable	$ 201